2. Summary of Significant Accounting Policies: Income Taxes (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.